Investments in Unconsolidated Affiliates (Detail) $ in Millions	1 Months Ended			3 Months Ended		12 Months Ended
	Feb. 28, 2017 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2014 USD ($)	Mar. 31, 2017 USD ($) a mi MMcf	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) mi MMcf	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of assets				$ 0.0	$ 0.8	$ 972.7	$ 2.7	$ 69.1
Investments in unconsolidated affiliates				1,105.3		1,115.4	254.3
Investment in unconsolidated affiliates in period				0.1	5.5	12.4	42.0	108.6
Estimated Cost to Build				180.0		$ 180.0
Proceeds from Equity Method Investment, Dividends or Distributions				$ 18.3	5.7
Stagecoach Gas Services LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage				50.00%		50.00%
Investments in unconsolidated affiliates				$ 864.9		$ 871.0	0.0
Investment in unconsolidated affiliates in period				0.0	0.0
Percentage of Available Cash Distributed						35.00%
Proceeds from Equity Method Investment, Dividends or Distributions		$ 12.1		$ 12.1	0.0	$ 16.0
Stagecoach Gas Services LLC | Scenario, Previously Reported
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates						$ 871.1
Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage				50.01%		50.01%
Investments in unconsolidated affiliates				$ 39.5		$ 39.0	36.8
Deconsolidation, Gain (Loss), Amount			$ 30.6
Investment in unconsolidated affiliates in period			132.8	0.0	5.5
Proceeds from Equity Method Investment, Dividends or Distributions				$ 0.0	0.0	$ 8.5	7.4
Powder River Basin Industrial Complex, LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage				50.01%		50.01%
Investments in unconsolidated affiliates				$ 8.4		$ 8.7	15.1
Investment in unconsolidated affiliates in period				0.0	0.0		10.7	3.4
Proceeds from Equity Method Investment, Dividends or Distributions		$ 0.4		$ 0.3	0.6	$ 2.0	1.9
Crestwood Permian Basin Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Gas Production Capacity | MMcf				250		250
Crestwood Permian Basin Holdings [Member] | Low Pressure Gathering Lines
Schedule of Equity Method Investments [Line Items]
Miles of pipeline | mi				194		194
Crestwood Permian Basin Holdings [Member] | High Pressure Trunklines
Schedule of Equity Method Investments [Line Items]
Miles of pipeline | mi				36		36
Jackalope Gas Gathering Services, LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage				50.00%		50.00%
Investments in unconsolidated affiliates				$ 193.2		$ 197.2	202.4
Investment in unconsolidated affiliates in period				0.1	0.0
Proceeds from Equity Method Investment, Dividends or Distributions	$ 5.9			5.9	5.1	27.4	12.5
CEGP [Member] | Stagecoach Gas Services LLC
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of assets						$ 975.0
Percentage of Available Cash Distributed						65.00%
Crestwood Midstream Partners LP
Schedule of Equity Method Investments [Line Items]
Proceeds from sale of assets				0.0	0.8	$ 972.7	2.7	2.7
Investments in unconsolidated affiliates				1,105.3		1,115.4	254.3
Investment in unconsolidated affiliates in period				$ 0.1	$ 5.5	$ 12.4	41.8	144.4
Crestwood Midstream Partners LP | Stagecoach Gas Services LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage						50.00%
Deconsolidation, Gain (Loss), Amount						$ 32.4
Crestwood Midstream Partners LP | Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage						50.01%
Investment in unconsolidated affiliates in period			$ 66.4
Brookfield Infrastructure Group | Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage						49.99%
Crestwood Equity Partners LP | Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investments in unconsolidated affiliates							35.8
Crestwood Equity Partners LP | Crestwood Permian Basin Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage				50.00%		50.00%
Capital Commitment to Acquire Equity Method Investment				$ 37.5		$ 37.5
Twin Eagle Powder River Basin, LLC | Powder River Basin Industrial Complex, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired						50.00%
SWEPI LP | Crestwood Permian Basin Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Equity method ownership percentage				50.00%		50.00%
Area dedicated for gas production | a				100,000
First Reserve Management, L.P. | Crestwood Permian Basin Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Capital Commitment to Acquire Equity Method Investment				$ 37.5		$ 37.5
Crestwood Niobrara LLC | Tres Palacios Holdings LLC
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period						11.0	5.7
Crestwood Niobrara LLC | Jackalope Gas Gathering Services, LLC
Schedule of Equity Method Investments [Line Items]
Investment in unconsolidated affiliates in period						$ 1.4	$ 25.4	$ 105.2
Williams Partners LP | Jackalope Gas Gathering Services, LLC
Schedule of Equity Method Investments [Line Items]
Percentage of voting interests acquired						50.00%